Fair Value Measurements, Assets Measured at Fair Value on a Nonrecurring Basis (Q2) (Details) - Nonrecurring [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Foreclosed assets	$ 730	$ 324	$ 1,011
Impaired loans	1,436	1,621	1,915
Total	2,166	1,945	2,926
Level 1 [Member]
Assets [Abstract]
Foreclosed assets	0	0	0
Impaired loans	0	0	0
Total	0	0	0
Level 2 [Member]
Assets [Abstract]
Foreclosed assets	0	0	0
Impaired loans	0	0	0
Total	0	0	0
Level 3 [Member]
Assets [Abstract]
Foreclosed assets	730	324	1,011
Impaired loans	1,436	1,621	1,915
Total	$ 2,166	$ 1,945	$ 2,926